Credit and Other Debt Agreements - Additional information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Liabilities	$ 3,860,100,000		$ 3,693,700,000	$ 3,239,900,000
Line of credit facility, increase, additional borrowings	228,000,000	162,000,000	303,000,000	151,000,000	48,000,000
Long-term debt			32,400,000
Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Amount payable to redeem the notes, percent of the principal amount	100.00%		100.00%
Discount rate used to compute the remaining scheduled payments of principal and interest	U.S. Treasury yields plus 0.5%		U.S. Treasury yield plus 0.5%
Note Purchase Agreements [Member] | Level 3 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value of amount outstanding	987,300,000		816,700,000
Long-term debt	925,000,000		725,000,000
Note Purchase Agreements [Member] | Senior Note, Series C [Member]
Debt Instrument [Line Items]
Notes issued and sold	150,000,000		150,000,000
Note payable, semi-annual payments of interest, fixed rate	5.85%		5.85%
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | First Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 30, 2016		Nov. 30, 2016
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | Second Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 30, 2018		Nov. 30, 2018
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | Third Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov. 30, 2019		Nov. 30, 2019
Note Purchase Agreements [Member] | Senior Note, Series D [Member]
Debt Instrument [Line Items]
Notes issued and sold	75,000,000		75,000,000
Note payable, semi-annual payments of interest, fixed rate	5.18%		5.18%
Debt instrument, maturity date	Feb. 10, 2021		Feb. 10, 2021
Note Purchase Agreements [Member] | Senior Note, Series E [Member]
Debt Instrument [Line Items]
Notes issued and sold	50,000,000		50,000,000
Note payable, semi-annual payments of interest, fixed rate	5.49%		5.49%
Debt instrument, maturity date	Feb. 10, 2023		Feb. 10, 2023
Note Purchase Agreements [Member] | 3.99% Senior Notes, Series F [Member]
Debt Instrument [Line Items]
Notes issued and sold	50,000,000		50,000,000
Note payable, semi-annual payments of interest, fixed rate	3.99%		3.99%
Debt instrument, maturity date	Jul. 10, 2020		Jul. 10, 2020
Note Purchase Agreements [Member] | Senior Note, Series A [Member]
Debt Instrument [Line Items]
Notes issued and sold	100,000,000		100,000,000
Note payable, semi-annual payments of interest, fixed rate	6.26%		6.26%
Debt instrument, maturity date	Aug. 03, 2014		Aug. 03, 2014
Note Purchase Agreements [Member] | Senior Note, Series B [Member]
Debt Instrument [Line Items]
Notes issued and sold	300,000,000		300,000,000
Note payable, semi-annual payments of interest, fixed rate	6.44%		6.44%
Debt instrument, maturity date	Aug. 03, 2017		Aug. 03, 2017
Note Purchase Agreements [Member] | Private Placement [Member] | 3.69% Senior Notes Series G
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun. 14, 2022
Private placement debt, additional amount committed to borrow	200,000,000
Interest rate	3.69%
Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jul. 14, 2014		Jul. 14, 2014
Number of financial institutions entered in unsecured multicurrency credit agreement	12		12
Line of credit facility, maximum borrowing capacity	500,000,000		500,000,000
Line of credit facility, maximum amount outstanding during period	600,000,000		600,000,000
Fixed rate (alternative one) over LIBOR	1.45%		1.45%
Fixed rate (alternative two) over LIBOR	1.65%		1.65%
Fixed rate (alternative three) over LIBOR	1.85%		1.85%
Fixed rate (alternative four) over LIBOR	2.00%		2.00%
Annual facility fee of revolving credit facility (alternative one)	0.30%		0.30%
Annual facility fee of revolving credit facility (alternative two)	0.35%		0.35%
Annual facility fee of revolving credit facility (alternative three)	0.40%		0.40%
Annual facility fee of revolving credit facility (alternative four)	0.50%		0.50%
Credit Agreement [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, gross	75,000,000		75,000,000
Line of credit facility, amount outstanding	15,900,000		15,900,000
Liabilities	8,800,000		8,500,000
Line of credit facility, fair value of amount outstanding	0		129,000,000
Line of credit facility, remaining borrowing capacity	484,100,000		355,100,000
Line of credit facility, increase, additional borrowings	59,100,000		59,100,000
Credit Agreement [Member] | Swing Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	50,000,000		50,000,000
Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt			$ 129,000,000